Summary of Significant Accounting Policies - Revenues Additional Information (Details) $ in Thousands	Jan. 01, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy	$ 41,697
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy	29,400
Accounting Standards Update 2014-09 | Time charters
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy	$ 7,700